Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - GBP (£) £ in Millions		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Derivatives		£ 176,838	£ 198,172
Total assets		720,637	727,330
Deferred tax		5	5
Total liabilities		692,830	700,277
Total equity		27,807	27,053	£ 25,487	£ 24,505
Total liabilities and equity		720,637	727,330
Assets held for sale	[1]	28,122	21,606
Liabilities of disposal groups	[1]	33,097	23,110
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets		5,505	5,244
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		4,913	4,638
Derivatives		8	5
– financial investments – at amortised cost		2	1
– financial assets at fair value through other comprehensive income		0	0
Other financial assets		582	600
Insurance contract assets		45	38
Reinsurance contract assets		132	132
Other assets and investment properties		20,411	19,406
Total assets		26,093	24,820
Liabilities under investment contracts designated at fair value		1,074	1,078
Insurance contract liabilities		3,707	3,424
Reinsurance contract liabilities		29	38
Deferred tax		8	9
Other liabilities		20,087	19,148
Total liabilities		24,905	23,697
Total equity		1,188	1,123
Total liabilities and equity		26,093	24,820
Insurance manufacturing subsidiaries | French Life Insurance Business
Disclosure of financial assets [line items]
Assets held for sale		20,338	19,309
Liabilities of disposal groups		19,606	18,668
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of financial assets [line items]
Financial assets		429	421
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		363	365
Derivatives		0	0
– financial investments – at amortised cost		2	1
– financial assets at fair value through other comprehensive income		0	0
Other financial assets		64	55
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		1,257	1,176
Total assets		1,686	1,597
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		0	0
Reinsurance contract liabilities		0	0
Deferred tax		8	9
Other liabilities		1,891	1,761
Total liabilities		1,899	1,770
Total equity		1,188	1,123
Total liabilities and equity		3,087	2,893
Insurance manufacturing subsidiaries | Life Direct Participating and investment DPF contracts | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets		4,010	3,749
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		3,506	3,223
Derivatives		8	5
– financial investments – at amortised cost		0	0
– financial assets at fair value through other comprehensive income		0	0
Other financial assets		496	521
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		19,149	18,229
Total assets		23,159	21,978
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		3,452	3,165
Reinsurance contract liabilities		0	0
Deferred tax		0	0
Other liabilities		18,165	17,355
Total liabilities		21,617	20,520
Total equity		0	0
Total liabilities and equity		21,617	20,520
Insurance manufacturing subsidiaries | Life other | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets		45	48
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		30	32
Derivatives		0	0
– financial investments – at amortised cost		0	0
– financial assets at fair value through other comprehensive income		0	0
Other financial assets		15	16
Insurance contract assets		45	38
Reinsurance contract assets		132	132
Other assets and investment properties		1	1
Total assets		223	219
Liabilities under investment contracts designated at fair value		0	0
Insurance contract liabilities		255	259
Reinsurance contract liabilities		29	38
Deferred tax		0	0
Other liabilities		31	32
Total liabilities		315	329
Total equity		0	0
Total liabilities and equity		315	329
Insurance manufacturing subsidiaries | Other contracts | Assets and liabilities related to insurance contracts
Disclosure of financial assets [line items]
Financial assets		1,021	1,026
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1,014	1,018
Derivatives		0	0
– financial investments – at amortised cost		0	0
– financial assets at fair value through other comprehensive income		0	0
Other financial assets		7	8
Insurance contract assets		0	0
Reinsurance contract assets		0	0
Other assets and investment properties		4	0
Total assets		1,025	1,026
Liabilities under investment contracts designated at fair value		1,074	1,078
Insurance contract liabilities		0	0
Reinsurance contract liabilities		0	0
Deferred tax		0	0
Other liabilities		0	0
Total liabilities		1,074	1,078
Total equity		0	0
Total liabilities and equity		£ 1,074	£ 1,078

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 48.